Segmented Information - Schedule of Segment Composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information
Segment revenue (note 25)	$ 14,087	$ 10,573
Cost of sales	(11,138)	(7,708)
Operating and administrative	(1,568)	(1,476)
Accretion expenses	(7)	(6)
Depreciation and amortization	(439)	(422)
Provision on assets (note 6)	(6)	(64)
Income from equity investments	13	(261)
Other income	94	81
Foreign exchange gains	10	4
Interest expense	(330)	(275)
Income (loss) before income taxes	716	446
Net additions (reductions) to property, plant and equipment	695	429
Net additions (reductions) to intangible assets	9	6
Utilities
Segment Reporting Information
Segment revenue (note 25)	4,980	3,936
Midstream
Segment Reporting Information
Segment revenue (note 25)	9,010	6,535
Provision on assets (note 6)	(6)	(59)
Corporate/Other
Segment Reporting Information
Segment revenue (note 25)	97	104
Provision on assets (note 6)	0	(5)
Operating Segments
Segment Reporting Information
Segment revenue (note 25)		10,575
Operating Segments | Utilities
Segment Reporting Information
Segment revenue (note 25)	4,980	3,936
Cost of sales	(3,197)	(2,273)
Operating and administrative	(1,023)	(906)
Accretion expenses	(1)	(1)
Depreciation and amortization	(290)	(285)
Provision on assets (note 6)	0	0
Income from equity investments	2	2
Other income	77	65
Foreign exchange gains	0	0
Interest expense	0	0
Income (loss) before income taxes	548	538
Net additions (reductions) to property, plant and equipment	822	705
Net additions (reductions) to intangible assets	2	2
Operating Segments | Midstream
Segment Reporting Information
Segment revenue (note 25)	9,010	6,533
Cost of sales	(7,915)	(5,412)
Operating and administrative	(461)	(475)
Accretion expenses	(6)	(6)
Depreciation and amortization	(116)	(104)
Provision on assets (note 6)	(6)	(59)
Income from equity investments	11	(263)
Other income	9	16
Foreign exchange gains	0	10
Interest expense	0	0
Income (loss) before income taxes	526	242
Net additions (reductions) to property, plant and equipment	(117)	(284)
Net additions (reductions) to intangible assets	6	2
Operating Segments | Corporate/Other
Segment Reporting Information
Segment revenue (note 25)	97	104
Cost of sales	(26)	(25)
Operating and administrative	(84)	(95)
Accretion expenses	0	1
Depreciation and amortization	(33)	(33)
Provision on assets (note 6)	0	(5)
Income from equity investments	0	0
Other income	8	0
Foreign exchange gains	10	(6)
Interest expense	(330)	(275)
Income (loss) before income taxes	(358)	(334)
Net additions (reductions) to property, plant and equipment	(10)	8
Net additions (reductions) to intangible assets	1	2
Intersegment Elimination
Segment Reporting Information
Segment revenue (note 25)	0	(2)
Cost of sales	0	2
Operating and administrative	0	0
Accretion expenses	0	0
Depreciation and amortization	0	0
Provision on assets (note 6)	0	0
Income from equity investments	0	0
Other income	0	0
Foreign exchange gains	0	0
Interest expense	0	0
Income (loss) before income taxes	0	0
Net additions (reductions) to property, plant and equipment	0	0
Net additions (reductions) to intangible assets	$ 0	0
Intersegment Elimination | Utilities
Segment Reporting Information
Segment revenue (note 25)		0
Intersegment Elimination | Midstream
Segment Reporting Information
Segment revenue (note 25)		(2)
Intersegment Elimination | Corporate/Other
Segment Reporting Information
Segment revenue (note 25)		$ 0